Courtney R. Taylor Secretary Capital Group Emerging Markets Total Opportunities Fund 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 452-2173

June 16, 2017

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Emerging Markets Total Opportunities Fund

File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

Attached is Form N-1A, Post-Effective Amendment No. 11 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 14 to the Registration Statement under the Investment Company Act of 1940, of Capital Group Emerging Markets Total Opportunities Fund (the “Registrant”).  This Registration Statement has been updated to include information related to three new share classes (Classes F-2, F-3 and R-6) to be offered by the Registrant. This filing is being made pursuant to Rule 485(a) under the Securities Act, and we respectfully request that the Registration Statement become effective on September 1, 2017.

Please direct any questions to Rachel Nass, Counsel, at (213) 615-0423.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

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